1 Operations (Details 3)	12 Months Ended
Dec. 31, 2020
Dona Francisca Energetica S.A [Member]
Disclosure of associates [line items]
Associate name	Dona Francisca Energética S.A.
Headquarters	Agudo/RS
Main activity	Production of electricity
Interest	23.0303%
Investor	Copel
Foz Do Chopim Energetica Ltda [member]
Disclosure of associates [line items]
Associate name	Foz do Chopim Energética Ltda.
Headquarters	Curitiba/PR
Main activity	Production of electricity
Interest	35.77%
Investor	Copel GeT
Carbocampel S.A. [member]
Disclosure of associates [line items]
Associate name	Carbocampel S.A.
Headquarters	Figueira/PR
Main activity	Coal exploration
Interest	49.00%
Investor	Copel